INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Beginning balance	$ 32,377	$ 14,908	$ 10,929
Additions for tax positions of current year		8,462	4,937
Additions for tax positions of prior year	(275)	9,730	249
Reductions for tax positions of prior year		(723)	(1,207)
Translation differences	(719)
Settlements	(3,969)
Ending balance	$ 27,414	$ 32,377	$ 14,908